CONTRACT ASSETS	6 Months Ended
Jun. 30, 2022
Contract assets [abstract]
CONTRACT ASSETS

13.	CONTRACT ASSETS

		December 31,	June 30,
		2021	2022	2022
		CNY	CNY	US$
		(Audited)	(Unaudited)	(Unaudited)

Non-current
Service concession assets	(a)	91,062	90,480	13,505
Less: impairment allowance		(27)	(27)	(4)
		91,035	90,453	13,501

Current
Service concession assets	(a)	7,423	7,422	1,108
Other contract assets	(b)	8,443	8,706	1,299
Less: impairment allowance		(535)	(576)	(86)
		15,331	15,552	2,321

Total		106,366	106,005	15,822

(a)	Service concession assets bearing an imputed interest of 7% arose from the Group’s revenue from construction service under a build-own-transfer (“BOT”) arrangement rendered by the Group’s subsidiary, Shaoguan Angrui Environmental Technology Development Co., Limited (“Shaoguan Angrui”). The facilities that the service concession arrangement relate to were under construction phases from June 2018 to December 2020 and commenced operation in January 2021.

The amounts for the service concession arrangement are not yet due for payment and will be settled by revenue to be generated during the operating periods of the service concession arrangement. Amounts billed will be transferred to trade receivables.

As of December 31, 2021 and June 30, 2022, the Group’s concession rights associated with the environmental water projects (comprising intangible assets, contract assets and trade receivables) with aggregate gross carrying amounts of CNY129,437 and CNY133,750, respectively, were pledged to secure bank loans from the Bank of Communications with outstanding balances of CNY77,000 and CNY75,500, respectively. Please refer to Note 20 for further details.

(b)	The balance as of December 31, 2021 and June 30, 2022 comprised contract assets arising from performance under water treatment plant construction service contracts. Such contracts include payment schedules which require stage payments over the service periods once milestones are reached.

The movements in the provision for impairment of contract assets are as follows:

	Year Ended December 31,	Six Months Ended June 30,
	2021	2022	2022
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Beginning of the year/period	205	562	84
Provision for expected credit loss, net	357	41	6

End of the year/period	562	603	90

An impairment analysis is performed at each reporting date using the probability-of-default approach to measure expected credit losses. The probability of default rates are estimated based on comparable entities with published credit ratings. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forward-looking credit risk information. As of December 31, 2021 and June 30, 2022, the assumed default rate ranged from 0.03% to 55.93% and from 0.03% to 54.78%, respectively.